Investments accounted for using equity method	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
12.
Investments accounted for using equity method

Associates	December 31, 2024	December 31, 2025
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	293,089	159,271
Daypower Energy Co., Ltd. (“Daypower Energy”)	27,124	30,939
	320,213	190,210
a)
The carrying amount of the Group’s interests in all individually immaterial associates and the Group’s share of the operating results are summarized below:

As of December 31, 2024 and 2025, the carrying amount of the Group’s individually immaterial associates amounted to NT$320,213 thousand and NT$190,210 thousand, respectively.

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Profit (loss) for the year from continuing operations	1,714	2,683	(142,649)
Other comprehensive income, net of income tax	12,993	16,978	22,084
Total comprehensive income (loss)	14,707	19,661	(120,565)
b)
JMC is recognized as investment accounted for using equity method given that the Company retains significant influence by holding one seat in JMC’s Board of Directors. In 2025, the Company recognized a loss from continuing operations of NT$144,034 thousand reflecting its share of JMC’s operating results, primarily due to JMC recognized impairment loss on property, plant and equipment. This impairment was considered a one-time event and did not affect the Company’s classification of JMC as an immaterial associate. JMC has quoted market prices, and the Company evaluated the recoverable amount based on its fair value on a quarterly basis. Consequently, the Company recognized an impairment loss of NT$10,000 thousand in 2025, which is recorded under “Other gains and losses”. As of December 31, 2024 and 2025, the fair value was NT$303,365 thousand and NT$209,160 thousand, respectively.
c)
In April 2023, the Company acquired 1,000 thousand ordinary shares of Daypower Energy in the amount of NT$12,500 thousand, representing 10% of shareholding and was recorded as financial assets at fair value through other comprehensive income. Subsequently, in August 2023, the Company participated in the re-election of the directors of Daypower Energy and obtained significant influence by holding one seat in Daypower Energy’s Board of Directors. As a result, the Company reclassified the investment as investment accounted for using equity method from financial assets at fair value through other comprehensive income. In August 2024, the Company participated in the cash capital increase of Daypower Energy according to its shareholding ratio, with a payment amount of NT$12,500 thousand.
d)
The Company did not participate in the cash capital increase of Daypower Energy in May 2025, which reduced the Company’s ownership from 10% to 7.9%. Daypower Energy is recognized as investment accounted for using equity method given that the Company still retains significant influence by holding one seat in Daypower Energy’s Board of Directors. As a result of the change in shareholding, the Company recognized gain on disposal of investments accounted for using equity method amounted to NT$3,464 thousand for the year ended December 31, 2025, which is recorded under “Other gains and losses”.